INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits and losses for the year	$ 27,663	¥ 180,502	¥ 270,115	¥ (199,452)
Aggregate carrying amount of the Group's investments in joint ventures	$ 517,173		3,385,582	3,393,349	¥ 3,374,553
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits and losses for the year		180,502	270,115
Aggregate carrying amount of the Group's investments in joint ventures			3,385,582	¥ 3,393,349	3,374,553
Aggregated individually immaterial joint ventures
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of profits and losses for the year		121,120	91,250
Share of the joint ventures' total comprehensive income		¥ 121,120	91,250
Aggregate carrying amount of the Group's investments in joint ventures			¥ 1,870,538		¥ 1,897,391